John Deere Owner Trust 2019	EXHIBIT 99.2
Statement to Certificateholders

$290,000,000   Class A-1  2.63163%  Asset Backed Notes due March 16, 2020

$324,580,000   Class A-2  2.85%  Asset Backed Notes due December 15, 2021

$314,000,000   Class A-3  2.91%  Asset Backed Notes due July 17, 2023

$85,000,000   Class A-4  3.00%  Asset Backed Notes due January 15, 2026

$25,993,354 Overcollateralization

Payment Date:				15-Nov-19

(1)	Amount of principal being paid or distributed:

	(a)	Class A-1 Notes:		$21,936,159.72
		per $1,000 original principal amount:		$75.64

	(b)	Class A-2 Notes:		$24,765,216.75
		per $1,000 original principal amount:		$76.30

	(c)	Class A-3 Notes:		$0.00
		per $1,000 original principal amount:		$0.00

	(d)	Class A-4 Notes:		$0.00
		per $1,000 original principal amount:		$0.00

	(f)	Total:		$46,701,376.47

(2)	(a)	Amount of interest being paid or distributed:

		(i)	Class A-1 Notes:	$49,710.10
			per $1,000 original principal amount:	$0.17

		(ii)	Class A-2 Notes:	$770,877.50
			per $1,000 original principal amount:	$2.38

		(iii)	Class A-3 Notes:	$761,450.00
			per $1,000 original principal amount:	$2.43

		(iv)	Class A-4 Notes:	$212,500.00
			per $1,000 original principal amount:	$2.50

		(v)	Total:	$1,794,537.60

(3)	(a)	Pool Balance (excluding accrued interest) at end of related Collection Period:		$750,501,967.45

	(b)	Note Value at end of related Collection Period:		$724,808,136.75

	(c)	Amount of Overcollateralization (Note Value less the aggregate principal amount of Notes) at end of related Collection Period:		25,993,354.00

(4)	After giving effect to distributions on this Payment Date:

	(a)	(i)	Outstanding Principal Amount of Class A-1 Notes:	$0.00
		(ii)	A-1 Note Pool Factor:	0.0000000

	(b)	(i)	Outstanding Principal Amount of Class A-2 Notes:	$299,814,783.25
		(ii)	A-2 Note Pool Factor:	0.9237007

	(c)	(i)	Outstanding Principal Amount of Class A-3 Notes:	$314,000,000.00
		(ii)	A-3 Note Pool Factor:	1.0000000

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	(d)	(i) Outstanding Principal Amount of Class A-4 Notes:	$85,000,000.00
		(ii) A-4 Note Pool Factor:	1.0000000

(5)	(a)	Amount of Servicing Fee:	$664,886.64
		(i) per $1,000 original principal amount:	$0.61
	(b)	Amount of Servicing Fee earned:	$664,886.64
	(c)	Amount of Servicing Fee paid:	$664,886.64
	(d)	Amount of Servicing Fee Shortfall:	$0.00

(6)	Amount of Administration Fee:		$100.00

(7)	Amount paid to Indenture Trustee:		$0.00

(8)	Amount paid to Owner Trustee:		$0.00

(9)	Amount paid to Asset Representations Reviewer:
	(a)	Section 5.04 (iii) - Asset Representations Review Fees	$0.00
	(b)	Section 5.04 (ix) - Asset Representations Review Fees	$0.00

(10)	Amount paid to Certificateholder:		$1,861,989.36

(11)	(i)	Amount in Reserve Account:	$10,395,734.00
	(ii)	Specified Reserve Account Balance:	$10,395,734.00

(12)	(i)	Payoff Amount of Receivables 60 days or more past due:	$6,112,475.37
	(ii)	Payoff Amount of Receivables 60 days or more past due as a % of the Pool Balance:	0.81%

(13)	(i)	Aggregate amount of net losses for the collection period:	$91,851.13
	(ii)	Cumulative amount of net losses:	$383,590.02
	(iii)	Cumulative net loss as a percent of Initial Pool Balance (Cumulative Net Loss Ratio):	0.04%

(14)	(a)	Number of Receivables that were the subject of a repurchase demand in the related Collection Period:
		(i) Aggregate Principal Balance of Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(b)	Number of Purchased Receivables in the related Collection Period:	$0.00
		(i) Aggregate Principal Balance of Purchased Receivables:	$523,003.10
		(ii) % of Pool Balance:	0.07%

	(c)	Number of Receivables pending repurchase (within cure period) in the related Collection Period:
		(i) Aggregate Principal Balance of Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(d)	Number of repurchase demands in dispute in the related Collection Period:	$0.00
		(i) Aggregate Principal Balance of Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(e)	Number of repurchase demands withdrawn in the related Collection Period:	$0.00
		(i) Aggregate Principal Balance of related Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(f)	Number of repurchase demands rejected in the related Collection Period:	$0.00
		(i) Aggregate Principal Balance of related Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

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